EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
    EARNINGS PER SHARE
The following table reconciles the income and share data used in the basic and diluted earnings per share (EPS) computations:

In millions, except per-share amounts	2016	2015	2014
Income from continuing operations before attribution of noncontrolling interests	$15,033	$17,386	$7,504
Less: Noncontrolling interests from continuing operations	63	90	192
Net income from continuing operations (for EPS purposes)	$14,970	$17,296	$7,312
Income (loss) from discontinued operations, net of taxes	(58)	(54)	(2)
Citigroup's net income	$14,912	$17,242	$7,310
Less: Preferred dividends(1)	1,077	769	511
Net income available to common shareholders	$13,835	$16,473	$6,799
Less: Dividends and undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to basic EPS	195	224	111
Net income allocated to common shareholders for basic EPS	$13,640	$16,249	$6,688
Add: Interest expense, net of tax, and dividends on convertible securities and adjustment of undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to diluted EPS	—	—	1
Net income allocated to common shareholders for diluted EPS	$13,640	$16,249	$6,689
Weighted-average common shares outstanding applicable to basic EPS	2,888.1	3,004.0	3,031.6
Effect of dilutive securities(2)
Options(3)	0.1	3.6	5.1
Other employee plans	0.1	0.1	0.3
Adjusted weighted-average common shares outstanding applicable to diluted EPS(4)	2,888.3	3,007.7	3,037.0
Basic earnings per share(5)
Income from continuing operations	$4.74	$5.43	$2.21
Discontinued operations	(0.02)	(0.02)	—
Net income	$4.72	$5.41	$2.21
Diluted earnings per share(5)
Income from continuing operations	$4.74	$5.42	$2.20
Discontinued operations	(0.02)	(0.02)	—
Net income	$4.72	$5.40	$2.20

(1)	See Note 20 to the Consolidated Financial Statements for the potential future impact of preferred stock dividends.

(2)
Warrants issued to the U.S. Treasury as part of the Troubled Asset Relief Program (TARP) and the loss-sharing agreement (all of which were subsequently sold to the public in January 2011), with exercise prices of $178.50 and $105.83 per share for approximately 21.0 million and 25.5 million shares of Citigroup common stock, respectively. Both warrants were not included in the computation of earnings per share in 2016, 2015 and 2014 because they were anti-dilutive.

(3)
During 2016, 2015 and 2014, weighted-average options to purchase 4.2 million, 0.9 million and 2.8 million shares of common stock, respectively, were outstanding but not included in the computation of earnings per share because the weighted-average exercise prices of $98.01, $199.16 and $153.91 per share, respectively, were anti-dilutive.

(4)	Due to rounding, common shares outstanding applicable to basic EPS and the effect of dilutive securities may not sum to common shares outstanding applicable to diluted EPS.

(5)	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.